Offerings - Offering: 1	Dec. 15, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	49,148,812
Maximum Aggregate Offering Price	$ 163.83
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.02
Offering Note	Rule 457(f) Fee Calculation Details (a) Amount Registered: Relates to common stock, $0.0001 par value per share, of Movano Inc., a Delaware corporation ("Movano"), issuable to holders of common stock, $0.00001 par value per share, preferred stock, par value $0.00001 per share ("Preferred Stock"), and warrants exercisable into Preferred Stock of Corvex, Inc., a Delaware corporation ("Corvex"), in the proposed merger of Thor Merger Sub Inc., a Delaware corporation ("Merger Sub") and a direct, wholly owned subsidiary of Movano, with and into Corvex, with Corvex surviving as a wholly owned subsidiary of Movano, and Corvex being the surviving corporation of the merger pursuant to the Agreement and Plan of Merger, dated as of November 6, 2025, by and among Movano, Corvex and Merger Sub (the "Merger Agreement"). The amount of common stock of Movano to be registered includes the estimated maximum number of shares of common stock of Movano that are expected to be issued (or become issuable) pursuant to the merger, without taking into account the effect of achieving the Earnout Target (as defined in the Merger Agreement).. (b) Maximum Aggregate Offering Price: Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) of the U.S. Securities Act of 1933, as amended. Corvex is a private company, no market exists for its securities, and it has an accumulated capital deficit. Therefore, the proposed maximum aggregate offering price for the shares expected to be issued pursuant to the merger is one-third of the aggregate par value of the Corvex securities expected to be exchanged in the proposed merger. Amount of Securities to be Received or Cancelled Value per Share of Securities to be Received or Cancelled Total Value of Securities to be Received or Cancelled Cash Consideration Received by the registrant Cash Consideration (Paid) by the registrant Maximum Aggregate Offering Price 46,596,711 $163.83 $163.83